Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity
Shares issued	191,892,691
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	191,334,392
Number of shares outstanding at end of period	191,892,691	191,334,392
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period	$ 5,628.5
Exercise of stock options	9.5	$ 0.4
Dividend reinvestment plan	48.2	41.8
Balance at the ending period	$ 5,695.3	$ 5,628.5
Common shares
Shareholders' equity
Shares, par value (dollars per share)	$ 0
Preferred shares
Shareholders' equity
Shares issued	0
Share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	191,334,392	190,956,476
Exercise of stock options	148,295	5,614
Vesting of restricted share units	49,919	58,457
Dividend reinvestment plan	360,085	313,845
Number of shares outstanding at end of period	191,892,691	191,334,392
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period	$ 5,628.5	$ 5,580.1
Exercise of stock options	12.2	0.5
Vesting of restricted share units	6.4	6.1
Dividend reinvestment plan	48.2	41.8
Balance at the ending period	$ 5,695.3	$ 5,628.5